Digital Assets, Digital Assets Loaned, and Digital Assets Staked - Schedule of Digital Assets Staked (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Digital Assets Staked [Line Items]
Number of coins staked	103,543,588.4693	38,316,881.6517	38,316,881.6517
Fair Value (in Dollars)	$ 30,277,746	$ 38,986,741	$ 38,986,741
Fair Value Share, percentage	100.00%	100.00%	100.00%
Ethereum [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked	131.6296	128.0536
Fair Value (in Dollars)	$ 203,853	$ 376,190
Fair Value Share, percentage	0.70%	1.00%
Cardano (ADA) [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked	63,789,432.0539
Fair Value (in Dollars)	$ 9,172,920
Fair Value Share, percentage	30.30%
Core (CORE) [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked	12,392,246.8768	12,017,441.5404
Fair Value (in Dollars)	$ 309,806	$ 1,325,524
Fair Value Share, percentage	1.00%	3.00%
Polkadot [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked	2,639,562.538	2,595,690.323
Fair Value (in Dollars)	$ 2,151,771	$ 4,762,573
Fair Value Share, percentage	7.10%	12.00%
Solana [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked	200,949.4616	0.5094
Fair Value (in Dollars)	$ 14,703,452	$ 64
Fair Value Share, percentage	48.60%	0.00%
Hedera (HBAR) [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked	23,525,702.4326	22,663,998.5645
Fair Value (in Dollars)	$ 1,643,270	$ 2,463,577
Fair Value Share, percentage	5.40%	6.00%
Internet Computer (ICP) [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked	995,563.4768	970,082.8229
Fair Value (in Dollars)	$ 2,092,674	$ 2,633,775
Fair Value Share, percentage	6.90%	7.00%
Bitcoin [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked		300
Fair Value (in Dollars)		$ 26,747,151
Fair Value Share, percentage		69.00%
Cardano [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked		43,639.376
Fair Value (in Dollars)		$ 15,470
Fair Value Share, percentage		0.00%
Hyperliquid (HYPE) [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked		25,600.4618
Fair Value (in Dollars)		$ 662,417
Fair Value Share, percentage		2.00%